Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO(1)(b)	Compensation Actually Paid to PEO(2)(c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)(d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)(e)	Total Shareholder Return(f)	Peer Group Total Shareholder Return (5)(g) (6)(h)	Net Income (6)(h)	FFOA (7)(i)
Year(a)	($)	($)	($)	($)	($)	($)	($)	($)
2022	8,149,435	(11,881,122)	4,412,986	942,367	94.3	91.6	92,579,000	809,091,000
2021	14,228,383	48,504,905	2,036,055	11,169,537	138.5	137.5	160,993,000	658,797,000
2020	6,394,379	5,169,944	2,589,457	1,984,931	84.7	85.4	68,970,000	652,862,000
(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Toomey, our Chairman and CEO, for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)

The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. Toomey, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Toomey during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Toomey’s total compensation as reported in the Summary Compensation Table for each year to determine the compensation actually paid:

	Reported Summary Compensation Table Total for PEO	Reported Change in the Actuarial Present Value of Pension Benefits(a)	Pension Benefit Adjustments(a)	Reported Value of Equity Awards(b)	Total Equity Award Adjustments(c)	Compensation Actually Paid to PEO
Year	($)	($)	($)	($)	($)	($)
2022	8,149,435	—	—	7,205,027	(20,030,557)	(11,881,122)
2021	14,228,383	—	—	13,384,611	34,276,522	48,504,905
2020	6,394,379	—	—	5,547,860	(1,224,435)	5,169,944
(a)	The Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the amounts specified in the following table, in accordance with the requirements of Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Grant Date Fair Value of Equity Awards Granted in the Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments*
Year	($)	($)	($)	($)	($)	($)	($)	($)
2022	(7,205,027)	6,080,567	(18,207,873)	-	(841,095)	-	142,871	(20,030,557)
2021	(13,384,611)	41,253,137	5,069,895	-	1,200,380	-	137,720	34,276,522
2020	(5,547,860)	5,286,878	(1,573,650)	-	512,554	-	97,643	(1,224,435)

* Totals may not match the sum of the preceding columns due to rounding.

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included in each of the years in the table for purposes of calculating the average amounts are as follows:  2020; Messrs. Fisher, Alcock, and Lacy and Jerry A. Davis, our previous President and Chief Operation Officer and Warren L. Troupe, our previous Senior Executive Vice President; 2021; Messrs. Fisher, Alcock, Lacy and Davis; and 2022: Messrs. Fisher, Alcock and Lacy.

(4)The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Change in the Actuarial Present Value of Pension Benefits(a)	Average Pension Benefit Adjustments(a)	Average Reported Value of Equity Awards(b)	Average Equity Award Adjustments(c)	Average Compensation Actually Paid to non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)
2022	4,412,986	—	—	3,698,935	(3,470,619)	942,367
2021	2,036,055	—	—	1,865,292	9,133,483	11,169,537
2020	2,589,457	—	—	2,158,487	(604,527)	1,984,931
(a)	The Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs.
(b)	The grant date fair value of equity awards represents the average of the total amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the non-PEO NEOs for the applicable year.
(c)	The amounts deducted or added in calculating the total average equity award adjustments, using the same methodology described in footnote (2)(c) above, are as follows:

	Average Grant Date Fair Value of Equity Awards Granted in the Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
Year	($)	($)	($)	($)	($)	($)	($)	($)
2022	(3,698,935)	2,819,087	(2,523,586)	-	(111,876)	-	44,691	(3,470,619)
2021	(1,865,292)	9,054,156	1,436,242	-	467,554	-	40,822	9,133,483
2020	(2,158,487)	1,906,915	(423,880)	-	34,793	-	36,132	(604,527)

(5)

Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the FTSE NAREIT Equity Apartment Index, which is the same published industry index the Company uses for purposes of Item 201(e)(1)(ii) of Regulation S-K.

(6)	The dollar amounts reported represent the amount of net income (loss) previously disclosed in the Company’s audited GAAP financial statements for the applicable year, as required by Regulation S-X.
(7)	FFOA for purposes of this Pay versus Performance table is calculated as set forth in the “Definitions” section of this Proxy Statement.

Company Selected Measure Name	FFOA
Named Executive Officers, Footnote [Text Block]
(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Toomey, our Chairman and CEO, for each corresponding year in the “Total” column of the Summary Compensation Table.

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included in each of the years in the table for purposes of calculating the average amounts are as follows:  2020; Messrs. Fisher, Alcock, and Lacy and Jerry A. Davis, our previous President and Chief Operation Officer and Warren L. Troupe, our previous Senior Executive Vice President; 2021; Messrs. Fisher, Alcock, Lacy and Davis; and 2022: Messrs. Fisher, Alcock and Lacy.

Peer Group Issuers, Footnote [Text Block]
(5)

Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the FTSE NAREIT Equity Apartment Index, which is the same published industry index the Company uses for purposes of Item 201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 8,149,435	$ 14,228,383	$ 6,394,379
PEO Actually Paid Compensation Amount	$ (11,881,122)	48,504,905	5,169,944
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. Toomey, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Toomey during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Toomey’s total compensation as reported in the Summary Compensation Table for each year to determine the compensation actually paid:

	Reported Summary Compensation Table Total for PEO	Reported Change in the Actuarial Present Value of Pension Benefits(a)	Pension Benefit Adjustments(a)	Reported Value of Equity Awards(b)	Total Equity Award Adjustments(c)	Compensation Actually Paid to PEO
Year	($)	($)	($)	($)	($)	($)
2022	8,149,435	—	—	7,205,027	(20,030,557)	(11,881,122)
2021	14,228,383	—	—	13,384,611	34,276,522	48,504,905
2020	6,394,379	—	—	5,547,860	(1,224,435)	5,169,944
(a)	The Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the amounts specified in the following table, in accordance with the requirements of Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Grant Date Fair Value of Equity Awards Granted in the Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments*
Year	($)	($)	($)	($)	($)	($)	($)	($)
2022	(7,205,027)	6,080,567	(18,207,873)	-	(841,095)	-	142,871	(20,030,557)
2021	(13,384,611)	41,253,137	5,069,895	-	1,200,380	-	137,720	34,276,522
2020	(5,547,860)	5,286,878	(1,573,650)	-	512,554	-	97,643	(1,224,435)

* Totals may not match the sum of the preceding columns due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 4,412,986	2,036,055	2,589,457
Non-PEO NEO Average Compensation Actually Paid Amount	$ 942,367	11,169,537	1,984,931
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Change in the Actuarial Present Value of Pension Benefits(a)	Average Pension Benefit Adjustments(a)	Average Reported Value of Equity Awards(b)	Average Equity Award Adjustments(c)	Average Compensation Actually Paid to non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)
2022	4,412,986	—	—	3,698,935	(3,470,619)	942,367
2021	2,036,055	—	—	1,865,292	9,133,483	11,169,537
2020	2,589,457	—	—	2,158,487	(604,527)	1,984,931
(a)	The Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs.
(b)	The grant date fair value of equity awards represents the average of the total amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the non-PEO NEOs for the applicable year.
(c)	The amounts deducted or added in calculating the total average equity award adjustments, using the same methodology described in footnote (2)(c) above, are as follows:

	Average Grant Date Fair Value of Equity Awards Granted in the Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
Year	($)	($)	($)	($)	($)	($)	($)	($)
2022	(3,698,935)	2,819,087	(2,523,586)	-	(111,876)	-	44,691	(3,470,619)
2021	(1,865,292)	9,054,156	1,436,242	-	467,554	-	40,822	9,133,483
2020	(2,158,487)	1,906,915	(423,880)	-	34,793	-	36,132	(604,527)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2022 to our performance were:

●	FFOA
●	Same-Store Revenue
●	Same-Store NOI
●	GRESB scores

Please see the Compensation Discussion and Analysis section of this Proxy Statement for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount	$ 94.3	138.5	84.7
Peer Group Total Shareholder Return Amount	91.6	137.5	85.4
Net Income (Loss)	$ 92,579,000	$ 160,993,000	$ 68,970,000
Company Selected Measure Amount	809,091,000	658,797,000	652,862,000
PEO Name	Mr. Toomey
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFOA
Non-GAAP Measure Description [Text Block]
(7)	FFOA for purposes of this Pay versus Performance table is calculated as set forth in the “Definitions” section of this Proxy Statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Same-Store Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Same-Store NOI
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	GRESB scores
PEO [Member] | Average Grant Date Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,205,027)	$ (13,384,611)	$ (5,547,860)
PEO [Member] | Average Year End Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,080,567	41,253,137	5,286,878
PEO [Member] | Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,207,873)	5,069,895	(1,573,650)
PEO [Member] | Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(841,095)	1,200,380	512,554
PEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	142,871	137,720	97,643
PEO [Member] | Total Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,030,557)	34,276,522	(1,224,435)
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,205,027	13,384,611	5,547,860
Non-PEO NEO [Member] | Average Grant Date Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,698,935)	(1,865,292)	(2,158,487)
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,819,087	9,054,156	1,906,915
Non-PEO NEO [Member] | Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,523,586)	1,436,242	(423,880)
Non-PEO NEO [Member] | Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(111,876)	467,554	34,793
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,691	40,822	36,132
Non-PEO NEO [Member] | Total Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,470,619)	9,133,483	(604,527)
Non-PEO NEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,698,935	$ 1,865,292	$ 2,158,487